Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2024
Earnings Per Share (EPS)
Earnings Per Share (EPS)

Note 11

Earnings Per Share (EPS)

The following table reflects the income and share data used in the basic and diluted EPS calculations:

EUR’000	2024	2023	2022
Profit attributable to ordinary equity holders of the parent for basic earnings	65,069	11,498	35,541

Thousands	2024	2023	2022
Weighted average number of ordinary shares for basic EPS[1]	345,979	201,362	163,219
Effect of dilution from share based payments programme	980	1,861	676
Weighted average number of ordinary shares adjusted for the effect of dilution[1]	346,959	203,223	163,895

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorisation of these consolidated financial statements.

[1] The weighted average number of shares takes into account the weighted average effect of share based payments during the year.

The weighted average number of ordinary shares takes into account the weighted average effect of share-based payments during the period as well as issuance of shares in connection with private placement on 15 February 2024, resulting in the issuance of 39.5 million share, the private placement on 26 June 2024, resulting in the issuance of 28 thousand shares and the share buy-back program, resulting in the repurchase of 215 thousand shares. In December 2023, 114 million shares were issued for this business combination with Eneti.

Accounting policies

The Company calculates Basic EPS by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Note 11

Earnings Per Share (EPS)

Continued from previous page

Diluted EPS is calculated by dividing the profit attributable to ordinary holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.